Earnings Per Share (Tables)	6 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Schedule of Calculation of Earnings Per Share

The calculation of earnings per share is as follows:

	Three months ended March 31,		Six months ended March 31,
	2025	2024	2025	2024
Weighted number of outstanding shares	187,829,202	187,825,592	187,829,202	187,370,399
Number of shares with dilutive effects	309	—	248	—
Weighted number of outstanding shares (diluted)	187,829,511	187,825,592	187,829,450	187,370,399

Profit attributable to ordinary shareholders	105,113	71,652	125,232	64,497
Basic	0.56	0.38	0.67	0.34
Diluted	0.56	0.38	0.67	0.34